GENERAL (Details Narrative) - USD ($) $ in Millions		12 Months Ended
	Feb. 04, 2026	Dec. 31, 2025
Subsequent Event [Line Items]
Proceeds from issuance of shares		$ 13
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split ratio	(1-for-30)